Condensed Statements of Income and Comprehensive Income (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Operating Income
General, Administrative and Other Expenses	$ 5,235	$ 3,855	$ 3,754	$ 3,579	$ 3,494	$ 3,456	$ 3,365	$ 3,334
Income Before Income Taxes and Equity in Undistributed Income of Subsidiary	674	1,600	1,462	1,346	1,492	1,548	1,331	1,219	$ 5,082	$ 5,590
Income Tax Benefits	83	269	250	198	712	548	415	369	800	2,044
Net Income	$ 591	$ 1,331	$ 1,212	$ 1,148	$ 780	$ 1,000	$ 916	$ 850	4,282	3,546
Comprehensive Income									4,692	3,580
Parent Company
Operating Income
Dividends from subsidiary									5,501	2,035
Interest and dividend income from securities and federal funds									0	1
Total operating income									5,501	2,036
Merger related expenses									1,306	0
General, Administrative and Other Expenses									2,220	1,961
Income Before Income Taxes and Equity in Undistributed Income of Subsidiary									1,975	75
Income Tax Benefits									750	416
Income Before Equity in Undistributed Income of Subsidiary									2,725	491
Equity in Undistributed Income of Subsidiary									1,557	3,055
Net Income									4,282	3,546
Comprehensive Income									$ 4,692	$ 3,580